Debt - Additional Information (Detail) - USD ($)			9 Months Ended	12 Months Ended
	Aug. 18, 2021	May 09, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long term debt extended maturity date	Feb. 01, 2026
BETTER THERAPEUTICS OPCO [Member]
Debt Instrument [Line Items]
Proceeds from notes payable		$ 640,000	$ 640,000	$ 640,000	$ 0
Proceeds from convertible debt				$ 3,650,000	$ 5,000,000
Convertible Debt [Member] | BETTER THERAPEUTICS OPCO [Member]
Debt Instrument [Line Items]
Debt instrument stated interest rate percentage				2.13%	2.13%
Interest payable current					$ 27,000
Celtic Bank Corporation [Member] | PPP Loan [Member] | BETTER THERAPEUTICS OPCO [Member]
Debt Instrument [Line Items]
Proceeds from notes payable		$ 640,000
Long term debt term		2 years
Long term debt moratorium period		10 months
Debt instrument periodic payment principal		$ 36,000
Long term debt stated interest rate percentage		1.00%
Hercules Capital Inc [Member] | Secured Debt [Member] | Secured Debt Agreement [Member]
Debt Instrument [Line Items]
Long term debt maturity date	Aug. 01, 2025
Interest only payments end date	Mar. 01, 2023
Interest only payments extended end date	Sep. 01, 2023
interest only payments extended end date one	Sep. 01, 2024
Hercules Capital Inc [Member] | Secured Debt [Member] | Secured Debt Agreement [Member] | BETTER THERAPEUTICS OPCO [Member]
Debt Instrument [Line Items]
Debt instrument face value	$ 50,000,000.0
Long term debt variable interest rate percentage	8.95%
Long term debt base rate percentage	8.95%
Debt instrument variable interest rate spread percentage	3.25%
Payment of debt issuance costs	$ 212,500
End of term charge payable	$ 892,500
End of term charge as a percentage of aggregate outstanding principal	5.95%
Hercules Capital Inc [Member] | Forecast [Member] | Secured Debt [Member] | Secured Debt Agreement [Member] | BETTER THERAPEUTICS OPCO [Member]
Debt Instrument [Line Items]
Proceeds from equity financing	$ 40,000,000.0
Hercules Capital Inc [Member] | Tranche One [Member] | Secured Debt [Member] | Secured Debt Agreement [Member] | BETTER THERAPEUTICS OPCO [Member]
Debt Instrument [Line Items]
Debt instrument face value	15,000,000.0
Hercules Capital Inc [Member] | Tranche Two [Member] | Secured Debt [Member] | Secured Debt Agreement [Member] | BETTER THERAPEUTICS OPCO [Member]
Debt Instrument [Line Items]
Debt instrument face value	10,000,000.0
Hercules Capital Inc [Member] | Tranche Three [Member] | Secured Debt [Member] | Secured Debt Agreement [Member] | BETTER THERAPEUTICS OPCO [Member]
Debt Instrument [Line Items]
Debt instrument face value	10,000,000.0
Hercules Capital Inc [Member] | Tranche Four [Member] | Secured Debt [Member] | Secured Debt Agreement [Member] | BETTER THERAPEUTICS OPCO [Member]
Debt Instrument [Line Items]
Debt instrument face value	15,000,000.0
Hercules Capital Inc [Member] | Tranche Five [Member] | Secured Debt [Member] | Secured Debt Agreement [Member] | BETTER THERAPEUTICS OPCO [Member]
Debt Instrument [Line Items]
Debt instrument face value	$ 10,000,000